April 4, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Research Growth Fund, Inc.

- Dreyfus Research Growth Fund, Inc.
 1933 Act File No.: 2-33733
 1940 Act File No.: 811-01899
 CIK No.: 0000030162

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for Class T shares of the above-referenced Fund that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 80 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 24, 2017, with the exception of the Supplement to the Class T Prospectus dated March 31, 2017.

Please address any comments or questions to my attention at 412-234-2521.

Sincerely,

/s/ Olivia M. Heckel
Olivia M. Heckel
Paralegal